Retirement Benefits – Defined Benefit Obligations (Details) - Schedule of Sensitivity Analysis - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of sensitivity analysis [Abstract]
Increase / decrease in the discount rate	0.50%
Betterware	$ 500	$ 361	$ 156
JAFRA	$ 94	146
Increase / decrease in the discount rate	(0.50%)
Betterware	$ (500)	(174)	$ (174)
JAFRA	$ (98)	$ (151)